Securities Sold under Agreements to Repurchase - Additional Information (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Interbank market [member]
Disclosure of securities sold under agreements to repurchase [line items]
Bonds pledged as collateral	¥ 139,784	¥ 79,543
Stock exchange market [member]
Disclosure of securities sold under agreements to repurchase [line items]
Securities deposited in collateral pool	¥ 174,323	¥ 139,727